SCHEDULE OF CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (RESTATED) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue	$ 256,997	$ 655,344	$ 516,317	$ 1,275,573	$ 6,987,474	$ 6,779,057
Cost of revenue	45,570	95,683	129,357	130,830	5,666,544	4,310,750
Gross profit	211,427	559,661	386,960	1,144,743	1,320,930	2,468,307
Gross margin	211,427	559,661	386,960	1,144,743	1,320,930	2,468,307
Operating expenses:	6,101,121	4,774,977	11,871,483	8,515,147	26,488,046	58,342,078
Loss from operations	(5,889,694)	(4,215,316)	(11,484,523)	(7,370,404)	(25,167,116)	(55,873,771)	$ (53,000,000.0)
Loss from operations	(5,889,694)	(4,215,316)	(11,484,523)	(7,370,404)	(25,167,116)	(55,873,771)	(53,000,000.0)
Net loss before income tax	(5,967,517)	(4,256,059)	(11,717,238)	(7,470,041)	(25,679,655)	(60,359,901)
Income tax expense (benefit)	4,150		8,300		60,000	23,364	$ 1,653,067
Net loss	(5,971,667)	(4,256,059)	(11,725,538)	(7,470,041)	(25,739,655)	(60,383,265)
Other comprehensive loss
Comprehensive loss	(5,924,696)	(4,290,315)	(11,576,353)	(7,618,392)	(25,809,928)	(60,378,988)
Net income attributable to noncontrolling interest	(44,625)	72,227	(101,946)	139,867	272,613	379,916
Net income attributable to noncontrolling interest	44,625	(72,227)	101,946	(139,867)	(272,613)	(379,916)
Net loss attributable to Lottery.com Inc.	$ (5,969,321)	$ (4,218,088)	$ (11,678,299)	$ (7,478,525)	$ (25,537,315)	$ (59,999,072)
Net loss per common share
Net loss per common share, basic	$ (1.47)	$ (1.67)	$ (2.65)	$ (2.96)	$ (9.84)	$ (23.79)
Net loss per common share, diluted	$ (1.47)	$ (1.67)	$ (2.65)	$ (2.96)	$ (9.84)	$ (23.79)
Weighted average common shares outstanding
Weighted average common shares outstanding, basic	4,068,795	2,527,045	4,408,843	2,527,045	2,596,493	2,522,175
Weighted average common shares outstanding, diluted	4,068,795	2,527,045	4,408,843	2,527,045	2,596,493	2,522,175
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue					$ 6,482,638
Cost of revenue					5,545,531
Gross profit					937,107
Gross margin					937,107
Operating expenses:					25,119,831
Loss from operations					(24,182,724)
Loss from operations					(24,182,724)
Net loss before income tax					(24,702,722)
Income tax expense (benefit)
Net loss					(24,702,722)
Other comprehensive loss
Foreign currency translation adjustment, net					(34,256)
Comprehensive loss					(24,736,978)
Net income attributable to noncontrolling interest					(72,227)
Net income attributable to noncontrolling interest					72,227
Net loss attributable to Lottery.com Inc.					$ (24,664,751)
Net loss per common share
Net loss per common share, basic					$ (9.12)
Net loss per common share, diluted					$ (9.12)
Weighted average common shares outstanding
Weighted average common shares outstanding, basic					2,704,032
Weighted average common shares outstanding, diluted					2,704,032
Restated [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue					$ 6,987,474
Cost of revenue					5,666,544
Gross profit					1,320,930
Gross margin					1,320,930
Operating expenses:					26,488,046
Loss from operations					(25,167,116)
Loss from operations					(25,167,116)
Net loss before income tax					(25,679,655)
Income tax expense (benefit)					60,000
Net loss					(25,739,655)
Other comprehensive loss
Foreign currency translation adjustment, net					(70,273)
Comprehensive loss					(25,809,928)
Net income attributable to noncontrolling interest					(272,613)
Net income attributable to noncontrolling interest					272,613
Net loss attributable to Lottery.com Inc.					$ (25,537,315)
Net loss per common share
Net loss per common share, basic					$ (9.84)
Net loss per common share, diluted					$ (9.84)
Weighted average common shares outstanding
Weighted average common shares outstanding, basic					2,596,493
Weighted average common shares outstanding, diluted					2,596,493
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue					$ 504,836
Cost of revenue					121,013
Gross profit					383,823
Gross margin					383,823
Operating expenses:					1,368,215
Loss from operations					(984,382)
Loss from operations					(984,382)
Income tax expense (benefit)					60,000
Other comprehensive loss
Foreign currency translation adjustment, net					36,017
Net income attributable to noncontrolling interest					(200,386)
Net income attributable to noncontrolling interest					200,386
Net loss attributable to Lottery.com Inc.					$ (872,564)